Cover	12 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On August 22, 2025, MEDI Group Ltd (the “Company”) initially filed a registration statement on Form F-1 (File No. 333-289774) (the “Registration Statement”) with the U.S. Securities and Exchange Commission (the “SEC”), which was subsequently declared effective by the SEC on September 30, 2025. The Company subsequently made three post-effective amendments to the Registration Statement to (i) include the consolidated financial statements for the fiscal year ended June 30, 2025; (ii) withdraw and remove the resale prospectus; (iii) replace the form of underwriting agreement, and (iv) include other updated information about the Company, and such amendments have not been declared effective by the SEC as of the date hereof. The Company is filing this Post-Effective Amendment No. 4 to the Registration Statement (this “Amendment”) to principally increase the offering size from 3,333,333 to 3,750,000 Class A Ordinary Shares in order to fulfill the minimum market value of unrestricted publicly held shares requirement imposed by Nasdaq. An additional of 416,667 Class A Ordinary Shares (assuming the underwriters do not exercise their over-allotment options) are being registered pursuant to this Amendment. All applicable registration fees were paid at the time of filing of this Amendment.
Entity Registrant Name	MEDI GROUP LIMITED
Entity Central Index Key	0002022097
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit 15-16, 22/F., CEO Tower
Entity Address, Address Line Two	77 Wing Hong Street
Entity Address, Address Line Three	Cheung Sha Wan
Entity Address, City or Town	Kowloon
City Area Code	+(852)
Local Phone Number	2388 1121
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 E. 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.